Deposit for Non-Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2013 sqm	Dec. 31, 2012 sqm	Feb. 28, 2014 Subsequent Event	Dec. 31, 2013 Refundable Deposits	Dec. 31, 2012 Refundable Deposits
Deposits [Line Items]
Deposit assets for non-current asset	$ 38,140	$ 8,750		$ 38,140	$ 8,750
Square meters of office building	22,402	10,000
Proceeds from deposits of assets	713		8,037
Deposit assets	$ 8,037			$ 8,037